WARRANTS LIABILITY (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2023	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
WARRANTS LIABILITY
Gain on change in fair value of Warrants liability (Note 7)		$ 179	$ 179	$ 147
Warrants outstanding			$ 0	$ 447
July 2023 warrants
WARRANTS LIABILITY
Gross proceeds	$ 7,500
Fair value of warrants		268
Gain on change in fair value of Warrants liability (Note 7)		$ 179
Common Stock | July 2023 warrants
WARRANTS LIABILITY
Aggregate shares sold	270,270
Private placement warrants | July 2023 warrants
WARRANTS LIABILITY
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	270,270